ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired intangible assets, net
Intangible assets, gross	$ 34,561	$ 32,053
Less: Accumulated amortization	(6,956)	(5,233)
Less: Accumulated impairment	(208)
Intangible asset, net	27,397	26,820
Impairment loss from continuing operations for terminated licenses	0	0	314
Amortization expenses from continuing operations	1,618	2,205	811
Amortization expenses from discontinuing operations	0	0	0
Estimated amortization expenses
2014	1,239
2015	676
2016	415
2017	63
After	3
Operating platforms and technology
Acquired intangible assets, net
Intangible assets, gross	1,264	1,228
Less: Accumulated amortization	(936)	(542)
Game license, webgame cooperation agreement and content copyright (i)
Acquired intangible assets, net
Intangible assets, gross	5,278	3,706
Less: Accumulated amortization	(3,773)	(3,048)
Less: Accumulated impairment	(208)
Impairment loss from continuing operations for terminated licenses	208
User generated content
Acquired intangible assets, net
Intangible assets, gross	1,395	1,368
Less: Accumulated amortization	(931)	(603)
Customer and broadcasters relationship
Acquired intangible assets, net
Intangible assets, gross	793	770
Less: Accumulated amortization	(582)	(383)
Login users and registered user list
Acquired intangible assets, net
Intangible assets, gross	635	618
Less: Accumulated amortization	(575)	(550)
Non-compete agreement
Acquired intangible assets, net
Intangible assets, gross	195	189
Less: Accumulated amortization	(159)	(107)
Domain name, trademarks and online licenses
Acquired intangible assets, net
Intangible assets, gross	$ 25,001	$ 24,174